SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	6 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2022	Oct. 31, 2021 USD ($)
Cash and Cash Equivalents
Cash equivalents		$ 0		$ 0
Selling and Marketing Expenses
Selling and marketing	$ 1,564,353	$ 1,113,896
Foreign Currency Translation
Closing translation rates	6.9122		7.3029
Average translation rates	6.9233	6.3721